Common Shares (Details Textual)				3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 23, 2015	Jun. 23, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 16, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Nov. 20, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 17, 2013 USD ($) shares	Nov. 30, 2013 USD ($) shares	Oct. 31, 2013 USD ($)	Sep. 24, 2013 USD ($) shares	Jul. 31, 2013 USD ($) shares	Jul. 16, 2013 USD ($) $ / shares shares	Mar. 20, 2013 shares
Days average closing common shares price trading under the threshold consecutive							30 days
Common Stock, Shares, Issued | shares	28,686,561		1,662,500				28,686,561	15,024,974	11,083,333		3,333,333	391,250	2,608,333	2,715,867		2,783,333		2,604,167	125
Number of vessels owned							25
Shares Issued, Price Per Share | $ / shares									$ 18.00			$ 117.00
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01						$ 0.01	$ 0.01	$ 0.01		$ 0.01							$ 0.01
Common Stock, Shares Authorized | shares	56,250,000						56,250,000	56,250,000
Proceeds from Issuance of Common Stock	$ 287,000						$ 287,000	$ 1,803,000	$ 190,175,000		$ 150,000,000	$ 42,360,000	$ 284,018,000	$ 291,000,000				$ 242,800,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																$ 289,956,000
Proceeds from Issuance of Common Stock			$ 28,429,000		$ 1,107,825,000	$ 290,490,000	$ 217,997,000	187,615,000
Equity Common Stock, Shares outstanding prior to reverse stock split | shares	344,239,098						344,239,098
Entity Common Stock, Shares Outstanding | shares	28,686,561						28,686,561
Additional Paid in Capital	$ 1,567,905,000						$ 1,567,905,000	1,321,057,000							$ 288,822,000
Foreign Currency Transaction Gain (Loss), Realized								$ 1,134,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	12
Scorpio Services Holding Limited
Common Stock, Shares, Issued | shares								4,366	833,333	333,333	333,333						104,167
Proceeds from Issuance of Common Stock									$ 15,000	$ 15,000	$ 15,000,000						$ 10,000
Kamsarmax
Number of vessels owned							10
Year Built 2014 | Scorpio Services Holding Limited
Number of vessels owned							28
Year Built 2014 | Kamsarmax | Scorpio Services Holding Limited
Number of vessels owned							2
Number of vessels sold							20
Proceeds from Issuance of Common Stock				$ 500,000
Year Built 2014 | Property, Plant and Equipment | Scorpio Services Holding Limited
Common Stock, Shares, Issued | shares	111,725						111,725
Proceeds from Issuance of Common Stock							$ 2,380,000
Additional Paid-in Capital
Additional Paid in Capital	$ 1,567,905,000						$ 1,567,905,000	$ 1,321,057,000